Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Summary of Status of Restricted Stock Awards
A summary of the status of our restricted stock awards as of December 31, 2024 and changes during the twelve-month period ending December 31, 2024, is presented below:

	2024
	Shares (in thousands)	Weighted- Average Grant-Date Fair Value
Non-vested - beginning of year	591	$7.66
Granted	820	4.76
Vested	(490)	7.45
Forfeited	(86)	6.84
Non-vested - end of year	835	$5.02